COMMITMENTS AND CONTINGENCIES (Details 2) (Breach of sales contract)	1 Months Ended	12 Months Ended
	Jun. 30, 2011 EUR (€)	Dec. 31, 2012 USD ($)
Legal matters
Litigation expense		$ 1,941,310
Damages for breach of a sales contract	€ 917,280